Document and Entity Information	Jun. 22, 2026
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 22, 2026
Entity Registrant Name	Ridgepost Capital, Inc.
Entity Central Index Key	0001841968
Entity Emerging Growth Company	false
Entity File Number	001-40937
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-2908160
Entity Address, Address Line One	2699 Howell Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
City Area Code	214
Local Phone Number	865-7998
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	Effective June 22, 2026, Ridgepost Capital, LLC, a Delaware limited liability company (“Ridgepost LLC”) and a subsidiary of Ridgepost Capital, Inc., a Delaware corporation (the “Company”), completed its previously announced acquisition of all the issued and outstanding equity interests of Stellus Capital Management, LLC, a Delaware limited liability company (“Stellus”) in accordance with the terms and conditions of the previously announced interest purchase agreement, dated February 4, 2026, between Ridgepost LLC, certain entities affiliated with Stellus, and certain direct and indirect equityholders of Stellus (the “Transaction”), as previously disclosed in the Company’s Current Report on Form 8-K filed on June 22, 2026 (the “Original 8-K”). This Current Report on Form 8-K/A is being filed to amend Item 9.01 of the Original 8-K to include the financial statements of Stellus and pro forma financial information required by Item 9.01 of Form 8-K (this “Amendment No. 1”).The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and Stellus would have achieved had the companies been combined during the periods presented in the pro forma financial information, and is not intended to project the future results of operations that the combined company may achieve after completion of the Transaction. Except as described above, this Amendment No. 1 does not otherwise amend, modify, or update the disclosures contained in the Original 8-K.
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	RPC
Security Exchange Name	NYSE
NYSE TEXAS, INC. [Member]
Document Information [Line Items]
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	RPC
Security Exchange Name	NYSETX